Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements:
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”).The Company’s financial statements have been prepared on a cost basis, except for marketable securities and liability related to warrants that are measured at fair value through profit or loss. The Company has elected to present profit or loss items using the “function of expense” method. The Company’s operating cycle is one year.

Consolidated financial statements:
b.	Consolidated financial statements:

The consolidated financial statements include the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and its subsidiaries (the “Group”) are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intercompany balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Functional currency, reporting currency and foreign currency:

c.	Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The presentation  currency and the group currency of the financial statements is the New Israeli Shekel (“NIS”).

The Company determines the functional currency of each company in the Group. The functional currency used to measure the financial condition and results of operations of each company separately.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated on each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss.

Convenience translation into U.S. dollars:
d.	Convenience translation into U.S. dollars:

The financial statements as of December 31, 2018 and for the year then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of December 31, 2018 (U.S. $1.00 = NIS 3.748). The translation was made solely for convenience purposes.

The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

Cash equivalents:
e.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Group’s cash management.

Restricted cash:
f.	Restricted cash:
Restricted cash is primarily invested to secure credit card payments and is used as security for the Company’s lease commitment.
Taxes on income:

g.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company's policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Taxes on income that relate to distributions of an equity instrument and to transaction costs of an equity transaction are accounted for pursuant to IAS 12.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Property, plant and equipment:

h.	Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Computers and Electronic Equipment	33
Laboratory and clinical experiments equipment	15
Leasehold improvements	(*
Office furniture and equipment	7 - 15

(*	Leasehold improvements are depreciated on a straight-line basis over the earlier of the lease term or the estimated useful life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Research and development expenses, net of participations:

i.	Research and development expenses, net of participations:

Research and development expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits;

The availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development.

Government grants:

j.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the attached conditions. Government grants received from the Israel-U.S. Binational Industrial Research and Development ("BIRD") Foundation are recognized upon receipt as a reduction in research and development expenses, as the Company evaluated that there is reasonable assurance that the Company will not be required to pay royalties, based on the best estimate of future sales using the original effective method.

Impairment of non-financial assets:

k.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Financial assets:

l.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

a)	Debt instruments are measured at amortized cost when:

The Company’s business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

On the date of initial recognition, the Company may irrevocably designate a debt instrument as measured at fair value through profit or loss if doing so eliminates or significantly reduces a measurement or recognition inconsistency, such as when a related financial liability is also measured at fair value through profit or loss.

b)	Debt instruments are measured at fair value through other comprehensive income when:

The Company's business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, the instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income.

c)	Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

d)	Equity instruments and other financial assets held for trading:

Investments in equity instruments do not meet the above criteria and accordingly are measured at fair value through profit or loss.

Other financial assets held for trading such as derivatives, including embedded derivatives separated from the host contract, are measured at fair value through profit or loss unless they are designated as effective hedging instruments.

In respect of certain equity instruments that are not held for trading, on the date of initial recognition, the Company made an irrevocable election to present subsequent changes in fair value in other comprehensive income which changes would have otherwise been recorded in profit or loss. These changes will not be reclassified to profit or loss in the future, even when the investment is disposed of.

Dividends from investments in equity instruments are recognized in profit or loss when the right to receive the dividends is established.

Financial liabilities:

Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for:

-	Financial liabilities at fair value through profit or loss such as derivatives;

-	Financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when the continuing involvement approach applies;

-	Financial guarantee contracts;

-	Commitments to provide a loan at a below-market interest rate;

-	Contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies.

Fair value measurement
m.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

The following table presents the fair value measurement hierarchy for the Group’s liabilities.

Quantitative disclosures of the fair value measurement hierarchy of the Group’s liabilities as of December 31, 2018 and December 31, 2017:

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(1,816)	-	(1,816)
ADSs for consultants	(203)	-	(203)
Share based compensation	-	(3,421)	(3,421)

Total financial net assets (liabilities)	(2,019)	(3,421)	(5,440)

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities	13,999	-	13,999
Financial liabilities related to Warrants to ADS	(7,090)	(332)	(7,422)
ADSs for consultants	(643)	-	(643)
Share based compensation	-	(8,267)	(8,267)

Total financial net assets (liabilities)	6,266	(8,599)	(2,333)

Treasury shares

n.	Treasury shares

The Company's shares held by the Company are measured at their acquisition cost and are presented as an offset against the Company's equity. Any gain or loss deriving from the purchase, sale, issuance or cancellation of treasury shares is recognized directly in equity.

Employee benefit liabilities:

o.	Employee benefit liabilities:

The Group has several employee benefit plans:

1.	Short-term employment benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

Post- employment benefit plans are normally funded by contributions to insurance companies and are classified as defined contribution plans.

The Company has defined contribution plans pursuant to Section 14 of the Israeli Severance Pay Law, into which the Company pays fixed contributions and has no legal or constructive obligation to pay further contributions on account of severance pay, even if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee's services.

Share-based payment transactions:

p.	Share-based payment transactions:

The Company’s employees/other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions and certain employees/other service providers are entitled to remuneration in the form of cash-settled share-based payment transactions that are measured based on the increase in the Company’s share price.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

In case where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period in which the performance or service conditions are satisfied, and ending on the date on which the relevant employees become fully entitled to the award (the “Vesting Period”).

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vested irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

If a grant of an equity instrument is cancelled, it is accounted for as if it had vested on the cancellation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the cancelled grant and is identified as a replacement grant on the grant date, the cancelled and new grants are accounted for as a modification of the original grant, as described above.

Loss per share:

q.	Loss per share:

Loss per share is calculated by dividing the net loss attributable to Company shareholders by the weighted number of outstanding ordinary shares during the period. Potential ordinary shares are only included in the computation of diluted loss per share when their conversion increases loss per share or decreases income per share. Potential ordinary shares that are converted during the period are included in diluted loss per share only until the conversion date and from that date in basic loss per share.